SCHEDULE OF LOANS PAYABLE (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Opening balance	$ 93,317	$ 97,916
Issuance of loans payable		60,000
Fair value adjustment		(24,576)
Repayment of loans payable	(1,687)	(44,428)
Accretion expense	1,276	4,405
Ending balance	$ 92,906	$ 93,317